SUPPLEMENT DATED JANUARY 1, 2003
                                     TO THE
              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2002
                                       FOR
                       JACKSON NATIONAL SEPARATE ACCOUNT I

On page 13, the section entitled "Status of Earnings Protection Benefit and the Other Optional Death Benefits" should be deleted and replaced in its entirety with the following:

IRS APPROVAL. The contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.



(To be used with V5507 05/02 and V5596 05/02.)

                                                                     V8897 01/03